STATEMENTS OF CASH FLOWS - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Cash flows - operating activities
Net loss		$ (40,057,000)
Changes in operating assets and liabilities:
Net cash used in operating activities		(24,830,000)
Cash Flows from Investing Activities:
Net cash used in investing activities		(132,518,000)
Cash flows - financing activities
Net cash provided by financing activities		61,239,000
Net decrease in cash and cash equivalents		(96,110,000)
Cash and cash equivalents at beginning of period		113,353,000
Cash and cash equivalents at end of period	$ 113,353,000	16,146,000
Agrico Acquisition Corp.
Cash flows - operating activities
Net loss	(9,672)	(372,974)
Adjustments to reconcile net loss to net cash used in operating activities:
Formation costs paid by related party	9,672	0
Interest earned on cash and investments held in trust account	0	(19,675)
Changes in operating assets and liabilities:
Prepaid expenses	0	(6,083)
Due to related party	0	73,795
Accrued offering costs and expenses	0	79,068
Net cash used in operating activities	0	(245,869)
Cash Flows from Investing Activities:
Cash invested in Trust Account	0	(146,625,000)
Net cash used in investing activities	0	(146,625,000)
Cash flows - financing activities
Proceeds from initial public offering, net of underwriting discount	0	140,875,000
Proceeds from sale of private placement warrants	0	7,250,000
Proceeds from issuance of promissory note to related party	0	25,000
Payment of offering costs	0	(443,347)
Payment of promissory note to related party		(171,356)
Net cash provided by financing activities	0	147,535,297
Net decrease in cash and cash equivalents	0	664,428
Cash and cash equivalents at beginning of period	0	0
Cash and cash equivalents at end of period	0	664,428
Supplemental disclosures of cash flow information:
Issuance of Class B ordinary shares to Sponsor in exchange for due to related party	0	25,000
Offering costs	48,262	146,356
Issuance of shares to underwriter representative	0	1,437,500
Initial Classification of Class A ordinary shares subject to possible redemption	0	146,625,000
Deferred underwriting commissions payable charged to accumulated deficit	$ 0	$ 5,031,250